Schedule of Investments (unaudited)
December 31, 2021
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.2%
Aerojet Rocketdyne Holdings, Inc.	40,958	$ 1,915,196
PAE, Inc.(a)	47,826	474,912
		2,390,108
Air Freight & Logistics — 0.4%
Hub Group, Inc., Class A(a)	49,622	4,180,157
Auto Components — 1.5%
Fox Factory Holding Corp.(a)	30,584	5,202,338
Goodyear Tire & Rubber Co.(a)	13,359	284,814
LCI Industries	34,819	5,427,238
Patrick Industries, Inc.	34,046	2,747,172
XPEL, Inc.(a)	20,523	1,401,310
		15,062,872
Automobiles — 0.3%
Fisker, Inc.(a)(b)	115,593	1,818,278
Winnebago Industries, Inc.	12,510	937,249
		2,755,527
Banks — 1.2%
Capital City Bank Group, Inc.	1,600	42,240
FB Financial Corp.	4,984	218,399
First Financial Bankshares, Inc.	73,906	3,757,381
First Interstate BancSystem, Inc., Class A	53,409	2,172,144
Glacier Bancorp, Inc.	55,422	3,142,427
Heartland Financial USA, Inc.	3,616	183,006
Salisbury Bancorp, Inc.	6	317
Silvergate Capital Corp., Class A(a)	8,848	1,311,274
SouthState Corp.	15,896	1,273,429
		12,100,617
Beverages — 0.0%
Celsius Holdings, Inc.(a)	3,080	229,676
Biotechnology — 10.6%
4D Molecular Therapeutics, Inc.(a)	5,347	117,313
89bio, Inc.(a)	9,698	126,753
ACADIA Pharmaceuticals, Inc.(a)	55,365	1,292,219
Affimed NV(a)	171,795	948,308
Agenus, Inc.(a)(b)	315,227	1,015,031
Akebia Therapeutics, Inc.(a)	104,037	235,124
Akero Therapeutics, Inc.(a)	24,569	519,634
Alector, Inc.(a)	78,423	1,619,435
Aligos Therapeutics, Inc.(a)(b)	20,415	242,326
Alkermes PLC(a)	122,875	2,858,073
Allakos, Inc.(a)	19,969	195,497
Allogene Therapeutics, Inc.(a)(b)	71,271	1,063,363
Allovir, Inc.(a)	7,891	102,110
Amicus Therapeutics, Inc.(a)	171,734	1,983,528
Anavex Life Sciences Corp.(a)	22,639	392,560
Apellis Pharmaceuticals, Inc.(a)	38,000	1,796,640
Applied Molecular Transport, Inc.(a)	30,636	428,291
Applied Therapeutics, Inc.(a)	8,281	74,115
Arcutis Biotherapeutics, Inc.(a)	34,539	716,339
Arrowhead Pharmaceuticals, Inc.(a)	55,515	3,680,645
Atara Biotherapeutics, Inc.(a)(b)	60,688	956,443
Athenex, Inc.(a)	80,705	109,759
Athersys, Inc.(a)(b)	325,111	293,445
Atossa Therapeutics, Inc.(a)	40,078	64,125
Avid Bioservices, Inc.(a)	6,666	194,514
Avidity Biosciences, Inc.(a)	23,866	567,295
Avrobio, Inc.(a)	29,981	115,427
Beam Therapeutics, Inc.(a)(b)	25,970	2,069,549
Security	Shares	Value
Biotechnology (continued)
Beyondspring, Inc.(a)(b)	37,101	$ 168,068
BioAtla, Inc.(a)	3,885	76,263
BioCryst Pharmaceuticals, Inc.(a)(b)	73,322	1,015,510
Biohaven Pharmaceutical Holding Co. Ltd.(a)	19,212	2,647,606
Bioxcel Therapeutics, Inc.(a)	6,222	126,493
Blueprint Medicines Corp.(a)	28,522	3,054,991
Bolt Biotherapeutics, Inc.(a)	12,244	59,996
Bridgebio Pharma, Inc.(a)(b)	71,542	1,193,321
C4 Therapeutics, Inc.(a)	44,305	1,426,621
Calithera Biosciences, Inc.(a)	10,715	7,128
CareDx, Inc.(a)	15,547	707,078
Caribou Biosciences, Inc.(a)(b)	8,513	128,461
Celldex Therapeutics, Inc.(a)	1,064	41,113
Checkmate Pharmaceuticals, Inc.(a)	17,089	49,045
Chinook Therapeutics, Inc.(a)	18,964	309,303
Clovis Oncology, Inc.(a)	145,316	393,806
Codiak Biosciences, Inc.(a)	11,041	122,997
Coherus Biosciences, Inc.(a)(b)	101,992	1,627,792
Crinetics Pharmaceuticals, Inc.(a)	15,058	427,798
Cue Biopharma, Inc.(a)	47,675	539,204
Cullinan Oncology, Inc.(a)(b)	7,168	110,602
Cytokinetics, Inc.(a)	28,626	1,304,773
Deciphera Pharmaceuticals, Inc.(a)(b)	53,505	522,744
Denali Therapeutics, Inc.(a)	82,750	3,690,650
Dynavax Technologies Corp.(a)	60,184	846,789
Editas Medicine, Inc.(a)(b)	48,547	1,288,923
Eiger BioPharmaceuticals, Inc.(a)(b)	24,710	128,245
Enanta Pharmaceuticals, Inc.(a)	12,658	946,565
Fate Therapeutics, Inc.(a)	69,077	4,041,695
FibroGen, Inc.(a)	20,375	287,288
Foghorn Therapeutics, Inc.(a)	21,233	485,599
Frequency Therapeutics, Inc.(a)	21,815	111,911
G1 Therapeutics, Inc.(a)(b)	48,655	496,768
Galera Therapeutics, Inc.(a)(b)	21,379	98,130
Global Blood Therapeutics, Inc.(a)	29,629	867,241
Gritstone bio, Inc.(a)	18,022	231,763
Halozyme Therapeutics, Inc.(a)(b)	119,788	4,816,676
Harpoon Therapeutics, Inc.(a)	29,325	221,404
Heron Therapeutics, Inc.(a)(b)	68,618	626,482
ImmunityBio, Inc.(a)(b)	9,849	59,882
Impel Neuropharma, Inc.(a)(b)	10,172	87,784
Infinity Pharmaceuticals, Inc.(a)	52,797	118,793
Inhibrx, Inc.(a)(b)	11,532	503,602
Inovio Pharmaceuticals, Inc.(a)	55,118	275,039
Insmed, Inc.(a)	101,885	2,775,347
Intellia Therapeutics, Inc.(a)	41,241	4,876,336
Intercept Pharmaceuticals, Inc.(a)	6,776	110,381
Invitae Corp.(a)	72,709	1,110,266
Ironwood Pharmaceuticals, Inc.(a)	187,424	2,185,364
Karuna Therapeutics, Inc.(a)	8,824	1,155,944
Karyopharm Therapeutics, Inc.(a)	187,665	1,206,686
Kiniksa Pharmaceuticals Ltd., Class A(a)	80,167	943,566
Kinnate Biopharma, Inc.(a)	12,552	222,421
Kodiak Sciences, Inc.(a)	14,771	1,252,285
Kymera Therapeutics, Inc.(a)	11,106	705,120
MacroGenics, Inc.(a)	33,348	535,235
Madrigal Pharmaceuticals, Inc.(a)	3,226	273,371
Magenta Therapeutics, Inc.(a)	17,340	76,816
MannKind Corp.(a)	180,485	788,719
Mirum Pharmaceuticals, Inc.(a)	26,966	430,108
Natera, Inc.(a)	4,363	407,461
NextCure, Inc.(a)	62,220	373,320

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Ocugen, Inc.(a)(b)	122,357	$ 556,724
Olema Pharmaceuticals, Inc.(a)(b)	9,987	93,478
OPKO Health, Inc.(a)	76,417	367,566
Organogenesis Holdings, Inc.(a)	49,533	457,685
Oyster Point Pharma, Inc.(a)(b)	39,844	727,551
Passage Bio, Inc.(a)	25,527	162,096
PMV Pharmaceuticals, Inc.(a)(b)	16,018	370,016
Poseida Therapeutics, Inc.(a)	74,481	507,216
Precision BioSciences, Inc.(a)	95,146	704,080
Prelude Therapeutics, Inc.(a)	10,819	134,697
Protagonist Therapeutics, Inc.(a)	3,260	111,492
PTC Therapeutics, Inc.(a)	71,349	2,841,831
Puma Biotechnology, Inc.(a)	64,235	195,274
Recursion Pharmaceuticals, Inc., Class A(a)	18,106	310,156
REGENXBIO, Inc.(a)	24,779	810,273
Relay Therapeutics, Inc.(a)(b)	64,342	1,975,943
REVOLUTION Medicines, Inc.(a)	22,782	573,423
Rigel Pharmaceuticals, Inc.(a)	328,763	871,222
Rocket Pharmaceuticals, Inc.(a)	20,224	441,490
Sana Biotechnology, Inc.(a)	19,982	309,321
Sangamo Therapeutics, Inc.(a)	173,542	1,301,565
Selecta Biosciences, Inc.(a)	42,396	138,211
Seres Therapeutics, Inc.(a)	59,500	495,635
Sigilon Therapeutics, Inc.(a)	5,502	15,186
Sorrento Therapeutics, Inc.(a)(b)	255,282	1,187,061
Spectrum Pharmaceuticals, Inc.(a)	176,677	224,380
SpringWorks Therapeutics, Inc.(a)	15,189	941,414
Sutro Biopharma, Inc.(a)	44,592	663,529
Taysha Gene Therapies, Inc.(a)	17,862	208,092
TG Therapeutics, Inc.(a)(b)	93,379	1,774,201
Twist Bioscience Corp.(a)	44,282	3,426,984
Ultragenyx Pharmaceutical, Inc.(a)	7,204	605,784
Veracyte, Inc.(a)	23,507	968,488
Vericel Corp.(a)	8,760	344,268
Verve Therapeutics, Inc.(a)	2,475	91,253
Vincerx Pharma, Inc.(a)	32,839	334,629
Vir Biotechnology, Inc.(a)	47,837	2,002,935
Xencor, Inc.(a)	16,713	670,526
Y-mAbs Therapeutics, Inc.(a)	14,845	240,637
Zentalis Pharmaceuticals, Inc.(a)(b)	18,120	1,523,167
		109,178,028
Building Products — 1.8%
Builders FirstSource, Inc.(a)	151,286	12,966,723
Cornerstone Building Brands, Inc.(a)	74,701	1,302,786
JELD-WEN Holding, Inc.(a)	52,571	1,385,772
Resideo Technologies, Inc.(a)	47,734	1,242,516
UFP Industries, Inc.	18,642	1,715,250
		18,613,047
Capital Markets — 2.5%
Artisan Partners Asset Management, Inc., Class A	71,352	3,399,209
Cohen & Steers, Inc.	45,133	4,175,254
Cowen, Inc., Class A	7,307	263,783
Donnelley Financial Solutions, Inc.(a)	10,973	517,267
Hamilton Lane, Inc., Class A	50,316	5,213,744
Houlihan Lokey, Inc.	28,538	2,954,254
Moelis & Co., Class A	14,622	914,021
Open Lending Corp., Class A(a)	12,937	290,824
Sculptor Capital Management, Inc.	15,850	338,398
Stifel Financial Corp.	94,894	6,682,435
Virtus Investment Partners, Inc.	2,554	758,793
		25,507,982
Security	Shares	Value
Chemicals — 1.5%
Avient Corp.	76,616	$ 4,286,665
Hawkins, Inc.	17,375	685,444
HB Fuller Co.	77,867	6,307,227
Innospec, Inc.	14,803	1,337,303
Livent Corp.(a)	50,356	1,227,679
Quaker Chemical Corp.	2,581	595,643
Sensient Technologies Corp.	5,531	553,432
		14,993,393
Commercial Services & Supplies — 1.0%
Cimpress PLC(a)	21,001	1,503,882
Tetra Tech, Inc.	54,384	9,234,403
		10,738,285
Communications Equipment — 0.9%
Calix, Inc.(a)	83,348	6,665,340
Casa Systems, Inc.(a)	33,181	188,136
Extreme Networks, Inc.(a)	71,813	1,127,464
Harmonic, Inc.(a)	25,056	294,659
Infinera Corp.(a)	58,889	564,745
NETGEAR, Inc.(a)	11,040	322,478
		9,162,822
Construction & Engineering — 2.0%
Ameresco, Inc., Class A(a)(b)	30,053	2,447,516
Comfort Systems USA, Inc.	14,037	1,388,821
EMCOR Group, Inc.	107,586	13,705,380
MasTec, Inc.(a)	4,381	404,279
MYR Group, Inc.(a)	8,484	937,906
WillScot Mobile Mini Holdings Corp.(a)	47,339	1,933,325
		20,817,227
Consumer Finance — 0.5%
Enova International, Inc.(a)	5,024	205,783
LendingTree, Inc.(a)	21,292	2,610,399
PROG Holdings, Inc.(a)	38,604	1,741,427
Regional Management Corp.	2,463	141,524
		4,699,133
Diversified Consumer Services — 0.3%
2U, Inc.(a)(b)	135,170	2,712,862
Houghton Mifflin Harcourt Co.(a)	46,846	754,221
		3,467,083
Diversified Telecommunication Services — 1.2%
Bandwidth, Inc., Class A(a)(b)	69,537	4,989,975
Globalstar, Inc.(a)(b)	381,563	442,613
IDT Corp., Class B(a)	18,716	826,499
Iridium Communications, Inc.(a)	106,381	4,392,471
Ooma, Inc.(a)	70,583	1,442,717
		12,094,275
Electric Utilities — 0.1%
Portland General Electric Co.	10,541	557,830
Electrical Equipment — 0.8%
Atkore, Inc.(a)	43,850	4,875,681
Bloom Energy Corp., Class A(a)(b)	119,774	2,626,644
Sunrun, Inc.(a)(b)	16,653	571,198
		8,073,523
Electronic Equipment, Instruments & Components — 1.7%
ePlus, Inc.(a)	54,610	2,942,387
Fabrinet(a)	9,010	1,067,415
FARO Technologies, Inc.(a)	11,993	839,750
II-VI, Inc.(a)	14,190	969,603
Insight Enterprises, Inc.(a)	8,233	877,638

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Knowles Corp.(a)	32,525	$ 759,459
OSI Systems, Inc.(a)	76,116	7,094,011
PAR Technology Corp.(a)	16,054	847,169
PC Connection, Inc.	47,790	2,061,183
ScanSource, Inc.(a)	12,082	423,836
		17,882,451
Energy Equipment & Services — 0.4%
Cactus, Inc., Class A	27,001	1,029,548
ChampionX Corp.(a)	97,928	1,979,125
Oceaneering International, Inc.(a)	80,374	909,030
ProPetro Holding Corp.(a)	62,571	506,825
		4,424,528
Entertainment — 0.2%
Cinemark Holdings, Inc.(a)	130,731	2,107,384
Equity Real Estate Investment Trusts (REITs) — 2.0%
Braemar Hotels & Resorts, Inc.(a)	88,373	450,702
EastGroup Properties, Inc.	70,050	15,960,893
National Storage Affiliates Trust	57,166	3,955,887
		20,367,482
Food & Staples Retailing — 1.7%
Andersons, Inc.	65,202	2,523,970
BJ’s Wholesale Club Holdings, Inc.(a)	77,193	5,169,615
Performance Food Group Co.(a)(b)	172,022	7,894,090
PriceSmart, Inc.	3,884	284,192
Sprouts Farmers Market, Inc.(a)	55,940	1,660,299
		17,532,166
Food Products — 0.2%
Hostess Brands, Inc.(a)	66,021	1,348,149
Mission Produce, Inc.(a)	15,816	248,311
Tattooed Chef, Inc.(a)	15,466	240,342
Vital Farms, Inc.(a)	18,087	326,651
		2,163,453
Gas Utilities — 0.2%
Brookfield Infrastructure Corp., Class A	8,216	560,824
Southwest Gas Holdings, Inc.	21,162	1,482,398
		2,043,222
Health Care Equipment & Supplies — 4.5%
Accuray, Inc.(a)	104,494	498,436
AtriCure, Inc.(a)	52,245	3,632,595
Atrion Corp.	1,215	856,453
Axogen, Inc.(a)	22,214	208,145
Axonics, Inc.(a)	31,972	1,790,432
BioLife Solutions, Inc.(a)	12,560	468,111
Cardiovascular Systems, Inc.(a)	56,724	1,065,277
Cerus Corp.(a)	184,700	1,257,807
CryoLife, Inc.(a)(b)	29,751	605,433
Eargo, Inc.(a)	4,875	24,863
Glaukos Corp.(a)	22,628	1,005,588
Haemonetics Corp.(a)	97,112	5,150,820
Heska Corp.(a)	19,778	3,609,287
Inogen, Inc.(a)	14,957	508,538
Integer Holdings Corp.(a)	25,333	2,168,251
Intersect ENT, Inc.(a)	22,863	624,389
LeMaitre Vascular, Inc.	15,303	768,670
LivaNova PLC(a)	6,467	565,410
Merit Medical Systems, Inc.(a)	56,842	3,541,257
Natus Medical, Inc.(a)(b)	22,107	524,599
Neogen Corp.(a)	31,378	1,424,875
OraSure Technologies, Inc.(a)	103,273	897,442
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Ortho Clinical Diagnostics Holdings PLC(a)	73,567	$ 1,573,598
Outset Medical, Inc.(a)	6,787	312,813
Shockwave Medical, Inc.(a)	37,713	6,725,359
SI-BONE, Inc.(a)	11,027	244,910
Silk Road Medical, Inc.(a)	23,696	1,009,687
STAAR Surgical Co.(a)	37,374	3,412,246
Tactile Systems Technology, Inc.(a)	42,918	816,730
Vapotherm, Inc.(a)	4,549	94,210
Varex Imaging Corp.(a)	19,462	614,026
		46,000,257
Health Care Providers & Services — 3.4%
1Life Healthcare, Inc.(a)	82,682	1,452,723
Accolade, Inc.(a)(b)	33,482	882,586
Addus HomeCare Corp.(a)	6,767	632,782
AMN Healthcare Services, Inc.(a)	23,984	2,933,963
Castle Biosciences, Inc.(a)	5,578	239,129
Community Health Systems, Inc.(a)	47,082	626,661
CorVel Corp.(a)	2,730	567,840
Cross Country Healthcare, Inc.(a)	7,654	212,475
Ensign Group, Inc.	30,080	2,525,517
Fulgent Genetics, Inc.(a)	10,990	1,105,484
Hanger, Inc.(a)	66,690	1,209,090
HealthEquity, Inc.(a)	31,977	1,414,662
Joint Corp.(a)	4,591	301,583
LHC Group, Inc.(a)	57,576	7,901,154
National Research Corp.	8,893	369,237
Owens & Minor, Inc.	18,903	822,281
Patterson Cos., Inc.	41,353	1,213,711
PetIQ, Inc.(a)(b)	43,849	995,811
Progyny, Inc.(a)	83,428	4,200,600
R1 RCM, Inc.(a)	83,902	2,138,662
RadNet, Inc.(a)	17,521	527,557
Select Medical Holdings Corp.	60,765	1,786,491
Surgery Partners, Inc.(a)	14,928	797,304
U.S. Physical Therapy, Inc.	4,266	407,616
Viemed Healthcare, Inc.(a)	73,344	382,856
		35,647,775
Health Care Technology — 2.5%
Allscripts Healthcare Solutions, Inc.(a)	93,320	1,721,754
American Well Corp., Class A(a)	19,965	120,589
Castlight Health, Inc., Class B(a)	199,437	307,133
Doximity, Inc., Class A(a)	13,663	684,926
Evolent Health, Inc., Class A(a)	31,137	861,561
Inspire Medical Systems, Inc.(a)	16,647	3,829,809
Omnicell, Inc.(a)	52,039	9,389,917
Phreesia, Inc.(a)	66,549	2,772,431
Schrodinger, Inc.(a)	26,963	939,121
Tabula Rasa HealthCare, Inc.(a)	10,904	163,560
Teladoc Health, Inc.(a)	3,397	311,913
Vocera Communications, Inc.(a)(b)	80,545	5,222,538
		26,325,252
Hotels, Restaurants & Leisure — 4.1%
Accel Entertainment, Inc.(a)(b)	117,125	1,524,967
Bloomin’ Brands, Inc.(a)	76,721	1,609,607
Brinker International, Inc.(a)	8,742	319,870
Century Casinos, Inc.(a)	13,200	160,776
Cheesecake Factory, Inc.(a)	58,468	2,289,022
Dave & Buster’s Entertainment, Inc.(a)	8,228	315,955
Dine Brands Global, Inc.	19,757	1,497,778
Everi Holdings, Inc.(a)	38,329	818,324
Hilton Grand Vacations, Inc.(a)	64,679	3,370,423

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
International Game Technology PLC	336,808	$ 9,737,119
Papa John’s International, Inc.	47,236	6,304,589
Portillo’s, Inc., Class A(a)	6,688	251,068
Rush Street Interactive, Inc.(a)	53,663	885,439
Scientific Games Corp.(a)	12,111	809,378
Shake Shack, Inc., Class A(a)	69,080	4,984,813
Sweetgreen, Inc., Class A(a)(b)	7,231	231,392
Texas Roadhouse, Inc.	25,707	2,295,121
Wingstop, Inc.	29,542	5,104,858
		42,510,499
Household Durables — 3.0%
Ethan Allen Interiors, Inc.	4,859	127,743
GoPro, Inc., Class A(a)	295,783	3,049,523
Green Brick Partners, Inc.(a)	54,485	1,652,530
Helen of Troy Ltd.(a)	1,244	304,121
iRobot Corp.(a)	61,850	4,074,678
LGI Homes, Inc.(a)	39,674	6,128,840
MDC Holdings, Inc.	157,063	8,768,827
Meritage Homes Corp.(a)	11,346	1,384,893
Sonos, Inc.(a)	194,703	5,802,149
		31,293,304
Household Products — 0.4%
Central Garden & Pet Co.(a)	2,639	138,891
Central Garden & Pet Co., Class A(a)	81,833	3,915,709
		4,054,600
Independent Power and Renewable Electricity Producers — 0.5%
Clearway Energy, Inc., Class A	33,662	1,127,004
Sunnova Energy International, Inc.(a)	137,106	3,827,999
		4,955,003
Insurance — 0.6%
Trupanion, Inc.(a)	49,402	6,522,546
Interactive Media & Services — 0.8%
Cargurus, Inc.(a)	26,376	887,289
Eventbrite, Inc., Class A(a)	87,163	1,520,123
EverQuote, Inc., Class A(a)	50,687	793,758
fuboTV, Inc.(a)	121,066	1,878,944
Outbrain, Inc.(a)(b)	14,430	202,020
QuinStreet, Inc.(a)	53,295	969,436
Yelp, Inc.(a)	42,953	1,556,617
		7,808,187
Internet & Direct Marketing Retail — 1.5%
1-800-Flowers.com, Inc., Class A(a)(b)	125,170	2,925,223
Lands’ End, Inc.(a)	26,556	521,294
Overstock.com, Inc.(a)	71,053	4,192,837
RealReal, Inc.(a)	77,283	897,256
Revolve Group, Inc.(a)	17,989	1,008,104
Shutterstock, Inc.	34,808	3,859,511
Stitch Fix, Inc., Class A(a)	89,383	1,691,126
		15,095,351
IT Services — 2.1%
BigCommerce Holdings, Inc., Series 1(a)	41,538	1,469,199
Conduent, Inc.(a)	116,497	622,094
CSG Systems International, Inc.	75,520	4,351,462
DigitalOcean Holdings, Inc.(a)	30,313	2,435,043
Flywire Corp.(a)	11,354	432,133
International Money Express, Inc.(a)	37,313	595,516
LiveRamp Holdings, Inc.(a)	56,449	2,706,730
Paya Holdings, Inc.(a)	21,545	136,595
Paymentus Holdings, Inc., Class A(a)(b)	32,964	1,153,081
Security	Shares	Value
IT Services (continued)
Perficient, Inc.(a)	37,532	$ 4,852,512
TTEC Holdings, Inc.	18,946	1,715,560
Verra Mobility Corp.(a)	58,739	906,343
		21,376,268
Leisure Products — 0.1%
Johnson Outdoors, Inc., Class A	1,505	141,004
Malibu Boats, Inc., Class A(a)	18,769	1,289,993
		1,430,997
Life Sciences Tools & Services — 1.9%
Akoya Biosciences, Inc.(a)	17,155	262,643
Berkeley Lights, Inc.(a)	69,068	1,255,656
Bionano Genomics, Inc.(a)	52,499	156,972
Codexis, Inc.(a)	68,241	2,133,896
MaxCyte, Inc.(a)	25,918	264,104
Medpace Holdings, Inc.(a)	24,318	5,292,570
NanoString Technologies, Inc.(a)	51,154	2,160,233
NeoGenomics, Inc.(a)	100,022	3,412,751
Pacific Biosciences of California, Inc.(a)(b)	95,585	1,955,669
Personalis, Inc.(a)	74,674	1,065,598
Quanterix Corp.(a)	10,385	440,324
Repligen Corp.(a)	3,112	824,182
Seer, Inc.(a)	8,134	185,537
		19,410,135
Machinery — 3.2%
Altra Industrial Motion Corp.	32,308	1,666,124
Astec Industries, Inc.	6,107	423,032
Chart Industries, Inc.(a)	1,666	265,710
Desktop Metal, Inc., Class A(a)	99,170	490,891
Evoqua Water Technologies Corp.(a)	92,278	4,313,996
Federal Signal Corp.	17,240	747,182
Franklin Electric Co., Inc.	111,202	10,515,261
Hydrofarm Holdings Group, Inc.(a)	9,266	262,135
Hyliion Holdings Corp.(a)	124,104	769,445
John Bean Technologies Corp.	19,231	2,953,112
Manitowoc Co., Inc.(a)	34,664	644,404
Meritor, Inc.(a)	55,068	1,364,585
Nikola Corp.(a)	108,994	1,075,771
Proto Labs, Inc.(a)	21,313	1,094,423
Shyft Group, Inc.	10,912	536,107
Terex Corp.	30,151	1,325,136
Watts Water Technologies, Inc., Class A	18,437	3,579,912
Welbilt, Inc.(a)	46,944	1,115,859
		33,143,085
Media — 0.4%
AMC Networks, Inc., Class A(a)	9,882	340,336
Cardlytics, Inc.(a)(b)	29,391	1,942,451
Entravision Communications Corp., Class A	29,093	197,250
Magnite, Inc.(a)	62,180	1,088,150
Thryv Holdings, Inc.(a)	10,467	430,508
Tremor International Ltd.(a)	2,418	18,132
		4,016,827
Metals & Mining — 1.1%
Constellium SE(a)	114,600	2,052,486
Materion Corp.	10,778	990,929
MP Materials Corp.(a)(b)	27,823	1,263,721
Novagold Resources, Inc.(a)(b)	243,183	1,668,235
Olympic Steel, Inc.	4,508	105,938
Schnitzer Steel Industries, Inc., Class A	96,989	5,035,669
		11,116,978

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Multiline Retail — 0.0%
Franchise Group, Inc.	5,790	$ 302,006
Oil, Gas & Consumable Fuels — 1.8%
Antero Resources Corp.(a)	107,097	1,874,197
Callon Petroleum Co.(a)	20,796	982,611
Centennial Resource Development, Inc., Class A(a)	89,910	537,662
Chesapeake Energy Corp.	12,834	828,050
Clean Energy Fuels Corp.(a)	183,528	1,125,027
Delek U.S. Holdings, Inc.(a)	60,245	903,072
Denbury, Inc.(a)	9,379	718,338
Energy Fuels, Inc.(a)	38,768	295,800
Evolution Petroleum Corp.	146,402	739,330
Falcon Minerals Corp.	19,864	96,738
Gulfport Energy Corp.(a)	5,705	410,931
Kosmos Energy Ltd.(a)	209,092	723,458
Magnolia Oil & Gas Corp., Class A	60,846	1,148,164
Matador Resources Co.	34,391	1,269,716
Ovintiv, Inc.	90,283	3,042,537
PBF Energy, Inc., Class A(a)	19,083	247,506
Ranger Oil Corp., Class A(a)	6,499	174,953
Scorpio Tankers, Inc.	28,584	366,161
Southwestern Energy Co.(a)	345,345	1,609,308
Talos Energy, Inc.(a)	17,957	175,979
Tellurian, Inc.(a)	150,853	464,627
Uranium Energy Corp.(a)(b)	39,639	132,791
Vertex Energy, Inc.(a)	29,392	133,146
W&T Offshore, Inc.(a)	235,485	760,616
		18,760,718
Personal Products — 0.5%
Medifast, Inc.	21,158	4,431,120
Nature’s Sunshine Products, Inc.	5,472	101,232
Nu Skin Enterprises, Inc., Class A	9,798	497,248
USANA Health Sciences, Inc.(a)(b)	6,229	630,375
		5,659,975
Pharmaceuticals — 1.4%
Aclaris Therapeutics, Inc.(a)	49,588	721,009
Amphastar Pharmaceuticals, Inc.(a)	77,115	1,796,008
Arvinas, Inc.(a)	27,473	2,256,632
Atea Pharmaceuticals, Inc.(a)	58,868	526,280
BioDelivery Sciences International, Inc.(a)	133,066	412,505
Cassava Sciences, Inc.(a)(b)	34,846	1,522,770
Collegium Pharmaceutical, Inc.(a)	80,437	1,502,563
Corcept Therapeutics, Inc.(a)	56,962	1,127,848
Harmony Biosciences Holdings, Inc.(a)	16,687	711,534
Intra-Cellular Therapies, Inc.(a)	9,522	498,381
Mind Medicine MindMed, Inc.(a)	168,584	232,646
Oramed Pharmaceuticals, Inc.(a)	13,788	196,893
Phathom Pharmaceuticals, Inc.(a)	4,477	88,062
Revance Therapeutics, Inc.(a)(b)	52,296	853,471
Terns Pharmaceuticals, Inc.(a)	6,342	44,838
Theravance Biopharma, Inc.(a)	84,399	932,609
Zogenix, Inc.(a)	91,868	1,492,855
		14,916,904
Professional Services — 3.3%
ASGN, Inc.(a)	18,204	2,246,374
Exponent, Inc.	13,270	1,549,007
Forrester Research, Inc.(a)	20,786	1,220,762
Franklin Covey Co.(a)	57,449	2,663,336
Insperity, Inc.	90,305	10,665,923
KBR, Inc.	63,471	3,022,489
Kforce, Inc.	69,378	5,218,613
Security	Shares	Value
Professional Services (continued)
TriNet Group, Inc.(a)	58,971	$ 5,617,577
Upwork, Inc.(a)	61,131	2,088,235
		34,292,316
Real Estate Management & Development — 1.3%
Cushman & Wakefield PLC(a)	30,261	673,005
eXp World Holdings, Inc.	19,343	651,666
Marcus & Millichap, Inc.(a)	149,563	7,696,512
Newmark Group, Inc., Class A	83,368	1,558,981
RE/MAX Holdings, Inc., Class A	38,284	1,167,279
Realogy Holdings Corp.(a)	113,526	1,908,372
		13,655,815
Road & Rail — 1.3%
Saia, Inc.(a)	4,446	1,498,435
Werner Enterprises, Inc.	242,065	11,536,818
		13,035,253
Semiconductors & Semiconductor Equipment — 7.6%
Ambarella, Inc.(a)	29,717	6,029,282
Amkor Technology, Inc.	16,610	411,762
Axcelis Technologies, Inc.(a)	6,334	472,263
CMC Materials, Inc.	17,963	3,443,327
Cohu, Inc.(a)	7,166	272,953
Ichor Holdings Ltd.(a)	69,055	3,178,602
Impinj, Inc.(a)	7,612	675,184
Kulicke & Soffa Industries, Inc.	52,123	3,155,526
Lattice Semiconductor Corp.(a)	247,563	19,077,205
MaxLinear, Inc.(a)	30,238	2,279,643
Onto Innovation, Inc.(a)	12,943	1,310,220
Power Integrations, Inc.	96,232	8,938,991
Semtech Corp.(a)	5,392	479,511
Silicon Laboratories, Inc.(a)	80,990	16,717,956
SiTime Corp.(a)	1,622	474,500
SunPower Corp.(a)	40,198	838,932
Synaptics, Inc.(a)	27,442	7,944,733
Ultra Clean Holdings, Inc.(a)(b)	44,158	2,532,903
		78,233,493
Software — 10.8%
ACI Worldwide, Inc.(a)	149,231	5,178,316
Alarm.com Holdings, Inc.(a)	41,350	3,506,894
Altair Engineering, Inc., Class A(a)	51,739	4,000,460
Appian Corp.(a)(b)	36,225	2,362,232
Asana, Inc., Class A(a)	57,321	4,273,281
Avaya Holdings Corp.(a)	17,791	352,262
Blackline, Inc.(a)	28,773	2,979,156
Bottomline Technologies DE, Inc.(a)	10,085	569,500
Box, Inc., Class A(a)	223,546	5,854,670
Braze, Inc., Class A(a)	268	20,679
BTRS Holdings, Inc., Class A(a)	68,341	534,427
Cerence, Inc.(a)	6,910	529,582
Digital Turbine, Inc.(a)	48,158	2,937,156
Domo, Inc., Class B(a)	7,757	384,747
Envestnet, Inc.(a)	26,006	2,063,316
Expensify, Inc., Class A(a)	14,503	638,132
Gitlab, Inc., Class A(a)(b)	4,037	351,219
JFrog Ltd.(a)(b)	35,595	1,057,172
LivePerson, Inc.(a)	83,348	2,977,191
MicroStrategy, Inc., Class A(a)	4,204	2,289,036
Mimecast Ltd.(a)	46,369	3,689,581
Model N, Inc.(a)	26,016	781,260
Momentive Global, Inc.(a)	64,107	1,355,863
PagerDuty, Inc.(a)	221,920	7,711,720
Palantir Technologies, Inc., Class A(a)	11	200

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Progress Software Corp.	98,209	$ 4,740,548
PROS Holdings, Inc.(a)(b)	71,223	2,456,481
Rapid7, Inc.(a)(b)	58,945	6,937,237
Riot Blockchain, Inc.(a)(b)	20,570	459,328
Sailpoint Technologies Holdings, Inc.(a)	73,023	3,529,932
Sprout Social, Inc., Class A(a)	63,049	5,717,914
SPS Commerce, Inc.(a)	29,484	4,197,047
Sumo Logic, Inc.(a)	26,373	357,618
Tenable Holdings, Inc.(a)	106,357	5,857,080
Varonis Systems, Inc.(a)	177,964	8,681,084
Workiva, Inc.(a)(b)	64,030	8,355,275
Yext, Inc.(a)	279,711	2,774,733
Zuora, Inc., Class A(a)	66,030	1,233,440
		111,695,769
Specialty Retail — 4.0%
Academy Sports & Outdoors, Inc.(a)	22,255	976,994
American Eagle Outfitters, Inc.	181,502	4,595,631
Asbury Automotive Group, Inc.(a)	18,941	3,271,679
Boot Barn Holdings, Inc.(a)	32,554	4,005,770
Buckle, Inc.	14,705	622,169
Camping World Holdings, Inc., Class A	22,401	905,000
Citi Trends, Inc.(a)	9,977	945,321
Conn’s, Inc.(a)(b)	40,812	959,898
Designer Brands, Inc., Class A(a)	66,572	945,988
Group 1 Automotive, Inc.	2,579	503,472
Haverty Furniture Cos., Inc.	16,017	489,640
Hibbett, Inc.	11,193	805,112
Lithia Motors, Inc.	5,716	1,697,366
MarineMax, Inc.(a)	56,721	3,348,808
National Vision Holdings, Inc.(a)	81,089	3,891,461
Rent-A-Center, Inc.	36,934	1,774,309
Sally Beauty Holdings, Inc.(a)(b)	44,528	821,987
Shoe Carnival, Inc.	11,960	467,397
Signet Jewelers Ltd.	40,030	3,483,811
Sleep Number Corp.(a)	11,161	854,933
Sonic Automotive, Inc., Class A	45,478	2,248,887
Sportsman’s Warehouse Holdings, Inc.(a)	8,795	103,781
Urban Outfitters, Inc.(a)	128,062	3,759,900
		41,479,314
Technology Hardware, Storage & Peripherals — 0.1%
3D Systems Corp.(a)	49,995	1,076,892
Super Micro Computer, Inc.(a)	5,310	233,375
		1,310,267
Textiles, Apparel & Luxury Goods — 0.6%
Crocs, Inc.(a)	29,423	3,772,617
Kontoor Brands, Inc.	33,369	1,710,161
Steven Madden Ltd.	17,708	822,891
		6,305,669
Thrifts & Mortgage Finance — 0.7%
Essent Group Ltd.	82,280	3,746,208
Federal Agricultural Mortgage Corp., Class C	14,194	1,759,063
Radian Group, Inc.	47,236	998,097
Walker & Dunlop, Inc.	6,155	928,666
		7,432,034
Trading Companies & Distributors — 2.0%
Applied Industrial Technologies, Inc.	77,507	7,959,969
GMS, Inc.(a)	7,464	448,661
Herc Holdings, Inc.	1,225	191,774
Karat Packaging, Inc.(a)	31,198	630,511
MRC Global, Inc.(a)	20,936	144,040
Security	Shares	Value
Trading Companies & Distributors (continued)
SiteOne Landscape Supply, Inc.(a)(b)	46,300	$ 11,217,564
Titan Machinery, Inc.(a)	3,694	124,451
WESCO International, Inc.(a)	2,623	345,160
		21,062,130
Total Common Stocks — 98.7% (Cost: $882,156,902)		1,019,990,998
Preferred Securities
Preferred Stocks — 0.2%
Household Durables — 0.0%
AliphCom
Series 6 (Acquired 12/16/15, cost $0)(a)(c)(d)(e)	8,264	0
Series 8 (Acquired 08/31/15 - 12/15/15, cost $1,174,984)(a)(c)(d)(e)	192,156	2
		2
Software — 0.2%
Illumio, Inc., Series C (Acquired 03/10/15, cost $1,000,317)(a)(d)(e)	311,155	2,134,523
Total Preferred Securities — 0.2% (Cost: $2,175,301)		2,134,525
Rights
Biotechnology — 0.0%
Adicet Bio, Inc., CVR(a)(d)	6,633	0
Aduro Biotech, Inc., CVR(a)(d)	18,964	56,892
Alder Biopharmaceuticals, Inc., CVR(a)(d)	46,530	40,946
Flexion Therapeutics, Inc., CVR(a)(d)	33,053	20,493
Prevail Therapeutics, Inc., CVR(a)	10,004	5,002
		123,333
Metals & Mining — 0.0%
Pan American Silver Corp., CVR(a)	36,363	28,316
Total Rights — 0.0% (Cost: $3,556)		151,649
Total Long-Term Investments — 98.9% (Cost: $884,335,759)		1,022,277,172
Short-Term Securities(f)(g)
Money Market Funds — 6.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.00%	11,745,120	11,745,120
SL Liquidity Series, LLC, Money Market Series, 0.15%(h)	54,186,396	54,191,814
Total Short-Term Securities — 6.4% (Cost: $65,923,657)		65,936,934
Total Investments — 105.3% (Cost: $950,259,416)		1,088,214,106
Liabilities in Excess of Other Assets — (5.3)%		(54,576,617)
Net Assets — 100.0%		$ 1,033,637,489
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,134,525, representing 0.2% of its net assets as of period end, and an original cost of $2,175,301.
(f)	Affiliate of the Fund.

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BlackRock Advantage Small Cap Growth Fund
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 11,072,172	$ 672,948(a)	$ —	$ —	$ —	$ 11,745,120	11,745,120	$ 156	$ —
SL Liquidity Series, LLC, Money Market Series	51,264,365	2,935,942(a)	—	(2,951)	(5,542)	54,191,814	54,186,396	39,707(b)	—
				$ (2,951)	$ (5,542)	$ 65,936,934		$ 39,863	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	126	03/18/22	$ 14,130	$ 65,911
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BlackRock Advantage Small Cap Growth Fund
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 1,019,990,998	$ —	$ —	$ 1,019,990,998
Preferred Securities	—	—	2,134,525	2,134,525
Rights
Biotechnology	—	5,002	118,331	123,333
Metals & Mining	28,316	—	—	28,316
Short-Term Securities
Money Market Funds	11,745,120	—	—	11,745,120
	$ 1,031,764,434	$ 5,002	$ 2,252,856	1,034,022,292
Investments valued at NAV(a)				54,191,814
				$ 1,088,214,106
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 65,911	$ —	$ —	$ 65,911
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVR	Contingent Value Rights